Inventories, Net - Schedule of Inventories, Net (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Inventories, Net [Abstract]
Raw materials	$ 3,772,944	$ 484,749	$ 2,017,541
Work-in-progress	3,749,895	481,787	7,071,984
Finished goods	5,326,310	684,325	2,667,612
Total	$ 12,849,149	$ 1,650,861	$ 11,757,137